Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .9%
Aerospace & Defense - 2 .5%
Howmet Aerospace, Inc. 2,337 $ 486,283
Beverages - 1 .5%
Celsius Holdings, Inc.* 933 48,964
Coca-Cola Consolidated, Inc. 1,674 254,548
303,512
Biotechnology - 5 .3%
Alnylam Pharmaceuticals, Inc.* 926 313,044
Exelixis, Inc.* 6,259 258,872
Halozyme Therapeutics, Inc.* 2,606 186,876
Incyte Corp.* 2,954 295,607
1,054,399
Building Products - 0 .2%
Carlisle Cos., Inc. 124 42,270
Capital Markets - 7 .7%
Ameriprise Financial, Inc. 1,204 634,737
Ares Management Corp. - Class A 1,385 207,293
Hamilton Lane, Inc. - Class A 1,851 261,435
Lazard, Inc. - Class A 5,704 306,419
XP, Inc. - Class A 5,604 109,334
1,519,218
Commercial Services & Supplies - 3 .4%
Tetra Tech, Inc. 8,769 330,241
Veralto Corp. 3,529 349,300
679,541
Communications Equipment - 0 .5%
Ubiquiti, Inc. 181 99,807
Construction & Engineering - 4 .2%
Comfort Systems USA, Inc. 528 603,029
EMCOR Group, Inc. 246 177,300
Quanta Services, Inc. 113 53,633
833,962
Consumer Staples Distribution & Retail - 0 .3%
Sysco Corp. 675 56,599
Diversified Consumer Services - 0 .4%
H&R Block, Inc. 2,116 83,476
Diversified Telecommunication Services - 1 .0%
AST SpaceMobile, Inc. - Class A* 767 85,298
Iridium Communications, Inc. 5,841 116,353
201,651
Electric Utilities - 1 .3%
NRG Energy, Inc. 1,635 249,550
Electrical Equipment - 4 .1%
Rockwell Automation, Inc. 230 96,979
Vertiv Holdings Co. - Class A 3,821 711,394
808,373
Electronic Equipment, Instruments & Components - 1 .3%
Jabil, Inc. 1,100 260,909
Entertainment - 0 .3%
ROBLOX Corp. - Class A* 908 59,710
Food Products - 0 .7%
Hershey Co. (The) 657 127,951
Ground Transportation - 0 .8%
Lyft, Inc. - Class A* 9,090 153,348

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - 3 .2%
Dexcom, Inc.* 1,456 $ 106,346
IDEXX Laboratories, Inc.* 783 524,970
631,316
Health Care Providers & Services - 6 .5%
Cardinal Health, Inc. 2,293 492,720
Cencora, Inc. 2,096 752,925
DaVita, Inc.* 339 37,066
1,282,711
Hotels, Restaurants & Leisure - 9 .6%
Churchill Downs, Inc. 2,947 289,867
Expedia Group, Inc. 1,921 508,758
Hilton Worldwide Holdings, Inc. 436 130,150
Las Vegas Sands Corp. 3,106 163,779
Restaurant Brands International, Inc. 5,519 369,718
Royal Caribbean Cruises Ltd. 527 171,091
Wendy's Co. (The)
#
35,436 276,046
1,909,409
Household Durables - 3 .6%
Somnigroup International, Inc. 4,650 408,502
TopBuild Corp.* 659 308,445
716,947
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 543 85,984
Insurance - 3 .1%
Kinsale Capital Group, Inc. 539 213,379
Markel Group, Inc.* 163 332,624
RLI Corp. 1,269 74,148
620,151
Interactive Media & Services - 2 .0%
Pinterest, Inc. - Class A* 11,065 244,869
Reddit, Inc. - Class A* 878 158,277
403,146
IT Services - 5 .2%
Cloudflare, Inc. - Class A* 581 103,040
Gartner, Inc.* 1,575 330,136
Globant SA* 1,258 84,135
GoDaddy, Inc. - Class A* 3,203 321,966
MongoDB, Inc. - Class A* 101 37,504
Twilio, Inc. - Class A* 1,256 151,298
1,028,079
Life Sciences Tools & Services - 2 .6%
Medpace Holdings, Inc.* 697 405,988
Waters Corp.* 305 113,070
519,058
Machinery - 1 .9%
Allison Transmission Holdings, Inc. 3,395 369,037
Media - 0 .2%
NIQ Global Intelligence plc* 2,606 44,276
Metals & Mining - 1 .6%
Anglogold Ashanti plc 3,387 314,551
Oil, Gas & Consumable Fuels - 1 .7%
HF Sinclair Corp. 1,816 94,414

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Texas Pacific Land Corp. 697 $ 242,807
337,221
Pharmaceuticals - 0 .3%
Corcept Therapeutics, Inc.* 1,229 49,000
Professional Services - 1 .8%
Booz Allen Hamilton Holding Corp. - Class A 3,059 270,477
KBR, Inc. 1,829 78,299
348,776
Real Estate Management & Development - 0 .6%
Jones Lang LaSalle, Inc.* 349 124,911
Residential REITs - 1 .6%
Sun Communities, Inc. 2,505 319,212
Retail REITs - 2 .0%
Simon Property Group, Inc. 2,105 402,708
Semiconductors & Semiconductor Equipment - 2 .7%
Astera Labs, Inc.* 781 117,634
Monolithic Power Systems, Inc. 257 288,907
Onto Innovation, Inc.* 659 133,151
539,692
Software - 3 .7%
Datadog, Inc. - Class A* 997 128,932
Docusign, Inc. - Class A* 1,097 57,636
Fair Isaac Corp.* 35 51,211
Pegasystems, Inc. 3,968 173,362
Rubrik, Inc. - Class A* 565 31,612
Teradata Corp.* 10,184 290,448
733,201
Specialized REITs - 1 .8%
Lamar Advertising Co. - Class A 2,833 363,502
Specialty Retail - 4 .4%
Carvana Co. - Class A* 768 308,052
Chewy, Inc. - Class A* 1,196 34,816
Murphy USA, Inc. 203 85,770
Ross Stores, Inc. 2,112 398,429
Ulta Beauty, Inc.* 82 53,083
880,150
Technology Hardware, Storage & Peripherals - 0 .7%
NetApp, Inc. 1,401 134,986
Textiles, Apparel & Luxury Goods - 0 .9%
Lululemon Athletica, Inc.* 431 75,209
On Holding AG - Class A* 856 38,734
Tapestry, Inc. 448 56,856
170,799
Trading Companies & Distributors - 2 .3%
Core & Main, Inc. - Class A* 1,029 54,908
Ferguson Enterprises, Inc. 1,272 321,129
FTAI Aviation Ltd. 263 71,620
447,657
Total Common Stocks (cost $19,202,184) 19,797,039
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $8,419) 8,419 8,421

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - 0 .3%
Investment Companies - 0 .3%
Janus Henderson Cash Collateral Fund LLC, 3.5827%
£,∞
53,792 $ 53,792
Time Deposits - 0.0%
Royal Bank of Canada, 3.6500%, 2/2/26 $ 13,448 13,448
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $67,240) 67,240
Total Investments (total cost $ 19,277,843 ) - 100 .3% 19,872,700
Liabilities, net of Cash, Receivables and Other Assets - (0.3%) (68,139)
Net Assets - 100.0% $19,804,561
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 19,250,737 96 .9%
United Kingdom 314,551 1 .6
Brazil 109,334 0 .5
Luxembourg 84,135 0 .4
Canada 75,209 0 .4
Switzerland 38,734 0 .2
Total $19,872,700 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 7,836 $ 288,257 $ (287,673) $ (1) $ 2 $ 8,421 8,419 $ 101
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.3%
Investment Companies - 0.3%
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
– 2,135,709 (2,081,917) – – 53,792 53,792 1,992
Δ
Total Affiliated
Investments - 0.3% $7,836 $2,423,966 $(2,369,590) $(1) $2 $62,213 $2,093

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2026.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 19,797,039 $ — $ — $ 19,797,039
Investment Companies — 8,421 — 8,421
Investments Purchased with Cash
Collateral from Securities Lending — 67,240 — 67,240
Total Assets $ 19,797,039 $ 75,661 $ — $ 19,872,700

Janus Henderson Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Mid Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71259 03-26